Stockholders' Equity - Additional Information 3 (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 Director Stock Plan [Member]	Dec. 31, 2012 Director Stock Plan [Member]	Dec. 31, 2011 Director Stock Plan [Member]	Dec. 31, 2011 2002 Directors Stock Plan [Member]	May 31, 2011 2002 Directors Stock Plan [Member]	Dec. 31, 2013 2002 Directors Stock Plan amended [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance					400,000
Increase number of shares of common stock reserved for issuance under the plan				200,000		200,000
Excess of fair value over share issue price	$ 1.0	$ 1.0	$ 0.7